RELATED PARTY TRANSACTIONS (Details) - USD ($)														1 Months Ended													3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 15, 2017	Feb. 10, 2017	Dec. 29, 2016	Dec. 22, 2016	Dec. 08, 2016	May 04, 2016	Nov. 18, 2015	Oct. 23, 2015	Oct. 19, 2015	May 11, 2015	Apr. 30, 2015	Mar. 23, 2015	Jan. 09, 2013	Dec. 31, 2016	Jun. 30, 2016	May 31, 2016	Feb. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Jan. 31, 2015	Mar. 31, 2017	Jul. 31, 2013	Dec. 31, 2016	Dec. 31, 2015
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current (in Dollars)														$ 15,755				$ 12,716											$ 15,755	$ 12,716
Conversion of Stock, Shares Issued												169,334		18,188	54,759	197,713	54,859	84,667	99,061	143,935	169,333	296,333	273,473	152,401	169,334	42,334				1,430,871
Conversion of Stock, Shares Converted																													325,519
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures											150,000
Shares Issued, Price Per Share (in Dollars per share)		$ 1.50			$ 1.36						$ 2.90													$ 2.90			$ 1.40
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights											One half of the shares vested immediately; the second half vests on January 1, 2016 and were subsequently issued on January 6, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			5,000	150,000	25,000																						0		905,000	1,800,000
Stock Issued During Period, Shares, New Issues		12,858					200,000	66,667																					3,798,417	2,645,432
Class of Warrant or Rights, Granted	630,000						100,000	33,334		374,641			1,330,627														1,330,038		2,049,504	3,728,479
Proceeds from Issuance or Sale of Equity (in Dollars)							$ 300,000	$ 100,000																			$ 1,800,000		$ 5,226,368	$ 4,759,798
Stock Issued During Period, Shares, Share-based Compensation, Gross					20,875
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)			$ 1.35	$ 1.36	$ 1.36																								$ 1.71	$ 2.70
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years	10 years	10 years
Series C Preferred Stock [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Conversion of Stock, Shares Converted												200		20	70	236	75	100	117	170	200	350	323	180	200	50			401	1,690
Stock Issued During Period, Shares, New Issues										450																		2,181
Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)														$ 1.36													$ 1.35		$ 1.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					50,000				100,000
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)									$ 1.56
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date									Oct. 19, 2025
Stock Issued During Period, Shares, Share-based Compensation, Gross																											124,750
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)					$ 1.36
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Board of Directors Chairman [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)						$ 1.93
Stock Issued During Period, Shares, Share-based Compensation, Gross						250,000
Chief Financial Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)						$ 1.93
Stock Issued During Period, Shares, Share-based Compensation, Gross						200,000
Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)					$ 1.36
Stock Issued During Period, Shares, Share-based Compensation, Gross					41,500
Share-based Compensation Award, Tranche One [Member] | Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage									50.00%
Share-based Compensation Award, Tranche Two [Member] | Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage									50.00%